IDS Federal
                                                                         Income
                                                                           Fund

                                                         1998 SEMIANNUAL REPORT


(icon of) clock

The goals of IDS Federal IncomeFund, Inc. are to provide shareholderswith a high level of current income andsafety of principal consistent withinvestment in U.S. government and government agency securities.


Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

A Comfortable Compromise

Balancing risk and reward is something all investors must consider. In thefixed-income area, intermediate-term securities issued by the federal government andits agencies offer a good middle ground. These securities, which form the core of Federal Income Fund, normally provide greater investment stability than long-term bonds, while still offering a yield higher than that of insured investments such as bank CDs. For a conservative investor, that can be a rewarding combination.

CONTENTS
From the Chairman                                        3
From the Portfolio Manager                               3
Fund Facts                                               5
Financial Statements (Fund)                              6
Notes to Financial Statements (Fund)                     9
Financial Statements (Portfolio)                        15
Notes to Financial Statements (Portfolio)               18
Investments in Securities                               22



IDS FEDERAL INCOME FUND

From the Chairman

(picture of) William R. Pearce
William R. Pearce
Chairman of the board

If you're an experienced investor, you know that the past six months was a highly volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

The potential for such volatility reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



William R. Pearce




From the Portfolio Manager

(picture of) James W. Snyder
James W. Snyder
Portfolio manager

Falling interest rates continued to provide support for the bond market and IDS Federal Income Fund during the first half of the fiscal year. For the period -- June through November 1998 -- the Fund's Class A shares generated a total return (net asset value change and interest income) of 3.36%.

Continuing the trend of recent years, the inflation rate -- the key influence on interest rates and, thus, the bond market -- remained remarkably low over the six months. Adding to the positive environment was another outbreak of the so-called "Asian flu," the financial illness that first struck Southeast Asia in the fall of 1997. This time, the victims were Russia and Latin America, whose crumbling financial markets sent shock waves throughout the world, including the U.S.

The upshot of the financial turmoil was a "flight to quality" on the part of many concerned investors, who took refuge in U.S. Treasury securities. Their heavy buying helped drive down interest rates, which in turn drove up prices for Treasuries. Other sectors, including mortgage-backed bonds issued by federal government agencies, were essentially ignored by investors and, therefore, barely participated in the rally.

PORTFOLIO SHIFT
For the Fund, this meant that about half the portfolio benefited fully from the upturn, as its asset mix of mortgage-backed bonds and short- and intermediate-term Treasuries was roughly 50/50 when the fiscal year began. As the period progressed, I shifted more money into mortgage bonds, concentrating on low-coupon issues, which are less vulnerable to mortgage refinancing and, consequently, a decline in value. By the end of the six months, mortgages made up close to 80% of the portfolio, with Treasuries accounting for most of the rest.

Because I thought interest rates were likely to come down, I maintained a slightly long duration in the portfolio. (Duration, a function of the average maturity of the bonds held in the portfolio, determines how sensitive the Fund's value is to interest-rate changes. The longer the duration, the greater the sensitivity.) Therefore, when rates declined, the Fund's performance was enhanced somewhat. As is usually the case, I also maintained a small investment in interest-rate futures contracts -- a form of "derivatives" -- to shield the Fund from the possibility of a sharp rise in interest rates.

With its increased emphasis on mortgage-backed bonds, the Fund is positioned for what I think will be a comparatively stable interest-rate environment in the second half of the fiscal year. If that proves true, interest income will become more important to performance, and mortgages hold an advantage over Treasuries in that regard.



James W. Snyder



IDS FEDERAL INCOME FUND

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                                   $5.10
May 31, 1998                                                    $5.08
Increase                                                        $0.02

Distributions -- June 1, 1998 - Nov. 30, 1998
From income                                                     $0.14
From capital gains                                              $ --
Total distributions                                             $0.14
Total return*                                                  +3.36%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                                   $5.10
May 31, 1998                                                    $5.08
Increase                                                        $0.02

Distributions -- June 1, 1998 - Nov. 30, 1998
From income                                                     $0.12
From capital gains                                              $ --
Total distributions                                             $0.12
Total return*                                                  +2.99%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                                   $5.10
May 31, 1998                                                    $5.08
Increase                                                        $0.02

Distributions -- June 1, 1998 - Nov. 30, 1998
From income                                                     $0.14
From capital gains                                              $ --
Total distributions                                             $0.14
Total return*                                                  +3.39%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.


                                                    SEMIANNUAL REPORT -- 1998


Financial Statements

Statement of assets and liabilities
IDS Federal Income Fund, Inc.

Nov. 30, 1998 (Unaudited)

Assets
Investment in Government Income Portfolio (Note 1)                                                      $2,991,384,782
                                                                                                        --------------

Liabilities
Dividends payable to shareholders                                                                            2,130,499
Accrued distribution fee                                                                                        77,231
Accrued service fee                                                                                             41,852
Accrued administrative services fee                                                                             11,014
Other accrued expenses                                                                                         401,175
                                                                                                               -------
Total liabilities                                                                                            2,661,771
                                                                                                             ---------
Net assets applicable to outstanding capital stock                                                      $2,988,723,011
                                                                                                        ==============

Represented by
Capital stock-- $.01 par value (Note 1)                                                                 $    5,855,887
Additional paid-in capital                                                                               2,957,534,909
Undistributed net investment income                                                                          1,146,200
Accumulated net realized gain (loss)                                                                       (31,438,913)
Unrealized appreciation (depreciation) on investments                                                       55,624,928
                                                                                                            ----------
Total-- representing net assets applicable to outstanding capital stock                                 $2,988,723,011
                                                                                                        ==============
Net assets applicable to outstanding shares:                      Class A                               $1,577,287,150
                                                                  Class B                               $1,260,825,184
                                                                  Class Y                               $  150,610,677
Net asset value per share of outstanding capital stock:           Class A shares       309,038,894      $         5.10
                                                                  Class B shares       247,040,972      $         5.10
                                                                  Class Y shares        29,508,809      $         5.10

See accompanying notes to financial statements.


IDS FEDERAL INCOME FUND

Statement of operations
IDS Federal Income Fund, Inc.

Six months ended Nov. 30, 1998 (Unaudited)

Investment income
Income:
Interest                                                                                                   $89,265,314
                                                                                                           -----------
Expenses (Note 2):
Expenses allocated from Government Income Portfolio                                                          7,128,077
Distribution fee -- Class B                                                                                   4,315,383
Transfer agency fee                                                                                          1,219,493
Incremental transfer agency fee-- Class B                                                                       29,323
Service fee
    Class A                                                                                                  1,298,474
    Class B                                                                                                  1,000,723
    Class Y                                                                                                     68,494
Administrative services fees and expenses                                                                      636,707
Compensation of board members                                                                                    5,437
Postage                                                                                                        205,941
Registration fees                                                                                              257,663
Reports to shareholders                                                                                         30,493
Audit fees                                                                                                       5,313
Other                                                                                                            4,912
                                                                                                                 -----
Total expenses                                                                                              16,206,433
    Earnings credits on cash balances (Note 2)                                                                 (82,110)
                                                                                                               -------
Total net expenses                                                                                          16,124,323
                                                                                                            ----------
Investment income (loss) -- net                                                                             73,140,991
                                                                                                            ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
    Security transactions                                                                                   60,060,287
    Financial futures contracts                                                                            (73,905,904)
    Options contracts written                                                                               34,536,813
                                                                                                            ----------
Net realized gain (loss) on investments                                                                     20,691,196
Net change in unrealized appreciation (depreciation) on investments                                         (8,064,606)
                                                                                                            ----------
Net gain (loss) on investments                                                                              12,626,590
                                                                                                            ----------
Net increase (decrease) in net assets resulting from operations                                            $85,767,581
                                                                                                           -----------

See accompanying notes to financial statements.


                                                   SEMIANNUAL REPORT -- 1998

Statements of changes in net assets
IDS Federal Income Fund, Inc.

                                                                                     Nov. 30, 1998        May 31, 1998
                                                                                  Six months ended          Year ended
                                                                                        (Unaudited)

Operations and distributions
Investment income (loss)-- net                                                     $    73,140,991     $   133,540,143
Net realized gain (loss) on investments                                                 20,691,196          (1,501,226)
Net change in unrealized appreciation (depreciation) on investments                     (8,064,606)         47,306,927
                                                                                        ----------          ----------
Net increase (decrease) in net assets resulting from operations                         85,767,581         179,345,844
                                                                                        ----------         -----------
Distributions to shareholders from:
    Net investment income
        Class A                                                                        (41,400,799)        (78,592,006)
        Class B                                                                        (27,468,283)        (47,677,831)
        Class Y                                                                         (3,837,034)         (6,895,419)
                                                                                        ----------          ----------
Total distributions                                                                    (72,706,116)       (133,165,256)
                                                                                       -----------        ------------

Capital share transactions (Note 3)
Proceeds from sales
    Class A shares (Note 2)                                                            744,912,342       1,134,422,710
    Class B shares                                                                     740,267,709       1,136,115,029
    Class Y shares                                                                      53,386,063          51,390,904
Reinvestment of distributions at net asset value
    Class A shares                                                                      34,203,088          66,667,607
    Class B shares                                                                      25,554,436          45,475,793
    Class Y shares                                                                       3,759,016           6,889,995
Payments for redemptions
    Class A shares                                                                    (611,775,207)     (1,091,759,256)
    Class B shares (Note 2)                                                           (555,697,810)       (973,988,889)
    Class Y shares                                                                     (26,185,757)        (56,274,053)
                                                                                       -----------         -----------
Increase (decrease) in net assets from capital share transactions                      408,423,880         318,939,840
                                                                                       -----------         -----------
Total increase (decrease) in net assets                                                421,485,345         365,120,428

Net assets at beginning of period                                                    2,567,237,666       2,202,117,238
                                                                                     -------------       -------------
Net assets at end of period                                                         $2,988,723,011      $2,567,237,666
                                                                                    ==============      ==============
Undistributed net investment income                                                 $    1,146,200      $      711,325
                                                                                    --------------      --------------

See accompanying notes to financial statements.



IDS FEDERAL INCOME FUND

Notes to Financial Statements

IDS Federal Income Fund, Inc.
(Unaudited as to Nov. 30, 1998)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

The Fund offers Class A, Class B and Class Y shares.
o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Government Income Portfolio
Effective June 10, 1996, the Fund began investing all of its assets in Government Income Portfolio (the Portfolio), a series of Income Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. The Portfolio invests primarily in U.S. government and government agency securities.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at Nov. 30, 1998 was 99.97%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

Effective March 20, 1995, the Fund entered into an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

   o Class A $15.50
   o Class B $16.50
   o Class Y $15.50

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $20,738,040 for Class A and $596,578 for Class B for the six months ended Nov. 30, 1998.

During the six months ended Nov. 30, 1998, the Fund's transfer agency fees were reduced by $82,110 as a result of earnings credits from overnight cash balances.


3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                               Six months ended Nov. 30, 1998
                                                 Class A                   Class B                 Class Y
Sold                                         145,781,609               144,884,663              10,456,783
Issued for reinvested distributions            6,697,361                 5,004,102                 735,842
Redeemed                                    (119,811,722)             (108,841,691)             (5,125,331)
                                            ------------              ------------              ----------
Net increase (decrease)                       32,667,248                41,047,074               6,067,294


                                                                   Year ended May 31, 1998
                                                 Class A                   Class B                 Class Y
Sold                                         224,794,922               225,164,813              10,168,756
Issued for reinvested distributions           13,216,392                 9,014,209               1,365,952
Redeemed                                    (216,322,833)             (192,999,127)            (11,146,551)
                                            ------------              ------------             -----------
Net increase (decrease)                       21,688,481                41,179,895                 388,157


4. BANK BORROWINGS

The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than 5 business days plus 367% of advances over 5 business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Nov.
30, 1998.

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

IDS Federal Income Fund


5. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.


Fiscal period ended May 31,

Per share income and capital changesa
                                                                                Class A

                                                      1998c         1998          1997           1996b          1995

Net asset value,beginning of period                   $5.08        $4.98         $4.92           $4.97         $4.85

Income from investment operations:

Net investment income (loss)                            .14          .30           .32             .28           .32

Net gains (losses)(both realized and unrealized)        .02          .10           .06            (.04)          .11

Total from investment operations                        .16          .40           .38             .24           .43

Less distributions:

Dividends fromnet investment income                    (.14)        (.30)         (.32)           (.29)         (.31)

Net asset value, end of period                        $5.10        $5.08         $4.98           $4.92         $4.97

Ratios/supplemental data

                                                                                Class A

                                                     1998c         1998           1997           1996b          1995

Net assets, end of period(in millions)              $1,577       $1,403         $1,267          $1,095          $977

Ratio of expenses toaverage daily net assetsd         .85%e        .86%           .90%            .91%e         .79%

Ratio of net investment income (loss)
to average daily net assets                          5.55%e       5.89%          6.37%           6.34%e        6.59%

Portfolio turnover rate
(excluding short-term securities)                     129%         159%           146%            115%          213%

Total returnf                                        3.36%        8.15%          7.73%           5.04%         9.25%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b The Fund's fiscal year-end was changed from June 30 to May 31, effective 1996.
c Six months ended Nov. 30, 1998 (Unaudited).
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings  credits on cash  balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.


                                                     SEMIANNUAL REPORT -- 1998

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


Fiscal period ended May 31,

Per share income and capital changesa
                                                   Class B                                      Class Y

                                    1998d    1998    1997   1996c   1995b       1998d    1998    1997   1996c   1995b

Net asset value,
beginning of period                 $5.08   $4.98   $4.92   $4.96   $4.87       $5.08   $4.98   $4.92   $4.97   $4.87

Income from investment operations:

Net investment income (loss)          .12     .26     .28     .26     .06         .14     .30     .32     .29     .07

Net gains (losses)
both realized and unrealized)         .02     .10     .06    (.04)    .14         .02     .10     .06    (.04)    .15

Total from investment operations      .14     .36     .34     .22     .20         .16     .40     .38     .25     .22

Less distributions:

Dividends from net
investment income                    (.12)   (.26)   (.28)   (.26)   (.11)       (.14)   (.30)   (.32)   (.30)   (.12)

Net asset value, end of period      $5.10   $5.08   $4.98   $4.92   $4.96       $5.10   $5.08   $4.98   $4.92   $4.97

Ratios/supplemental data
                                                    Class B                                     Class Y

                                    1998d    1998    1997   1996c   1995b       1998d    1998    1997   1996c   1995b

Net assets, end of period
(in millions)                      $1,261  $1,045    $820    $520    $292        $151    $119    $115     $99     $85

Ratio of expenses to
average daily net assetse          1.61%f   1.61%   1.66%   1.67%f   1.74%f      .78%f   .78%    .73%    .74%f   .75%f

Ratio of net investment income
(loss) to average daily net assets 4.81%f   5.13%   5.60%   5.59%f   6.21%f     5.64%f  5.97%   6.54%   6.53%f  7.20%f

Portfolio turnover rate
(excluding short-term securities)   129%     159%    146%    115%     213%       129%    159%    146%    115%    213%

Total returng                      2.99%    7.32%   6.95%   4.30%    4.22%      3.39%   8.23%   7.91%   5.22%   4.48%


a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c The Fund's fiscal year-end was changed from June 30 to May 31, effective 1996.
d Six months ended Nov. 30, 1998 (Unaudited).
e Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before  reduction of earnings  credits on cash  balances.
f Adjusted to an annual basis.
g Total return does not reflect payment of a sales charge.



IDS FEDERAL INCOME FUND

Financial Statements
Statement of assets and liabilities
Government Income Portfolio

Nov. 30, 1998 (Unaudited)

Assets
Investments in securities, at value (Note 1)
    (identified cost $3,589,417,480)                                                                    $3,668,483,822
Cash in bank on demand deposit                                                                               7,490,520
Accrued interest receivable                                                                                 26,665,945
Receivable for investment securities sold                                                                  172,970,598
U.S. government securities held as collateral (Note 5)                                                      79,721,822
                                                                                                            ----------
Total assets                                                                                             3,955,332,707
                                                                                                         -------------
Liabilities
Payable for investment securities purchased                                                                844,955,391
Payable upon return of securities loaned (Note 5)                                                           91,009,322
Accrued investment management services fee                                                                     121,210
Option contracts written, at value (premium received $26,805,756) (Note 6)                                  27,018,485
                                                                                                            ----------
Total liabilities                                                                                          963,104,408
                                                                                                           -----------
Net assets                                                                                              $2,992,228,299
                                                                                                        ==============

See accompanying notes to financial statements.

                                                     SEMIANNUAL REPORT -- 1998



Statement of operations
Government Income Portfolio

Six months ended Nov. 30, 1998 (Unaudited)

Investment income
Income:
Interest                                                                                                   $89,294,815
                                                                                                           -----------
Expenses (Note 2):
Investment management services fee                                                                           6,946,441
Compensation of board members                                                                                    7,073
Custodian fees                                                                                                 133,245
Audit fees                                                                                                      15,938
Other                                                                                                           35,132
                                                                                                                ------
Total expenses                                                                                               7,137,829
    Earnings credits on cash balances (Note 2)                                                                  (7,658)
                                                                                                                ------
Total net expenses                                                                                           7,130,171
                                                                                                             ---------
Investment income (loss) -- net                                                                             82,164,644
                                                                                                            ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions (Note 3)                                                                          60,077,637
    Financial futures contracts                                                                            (73,927,375)
    Options contracts written (Note 6)                                                                      34,546,699
                                                                                                            ----------
Net realized gain (loss) on investments                                                                     20,696,961
Net change in unrealized appreciation (depreciation) on investments                                         (8,066,331)
                                                                                                            ----------
Net gain (loss) on investments                                                                              12,630,630
                                                                                                            ----------
Net increase (decrease) in net assets resulting from operations                                            $94,795,274
                                                                                                           -----------

See accompanying notes to financial statements.



IDS FEDERAL INCOME FUND

Statements of changes in net assets

Government Income Portfolio

                                                                                     Nov. 30, 1998        May 31, 1998
                                                                                  Six months ended          Year ended
                                                                                        (Unaudited)

Operations
Investment income (loss)-- net                                                      $   82,164,644      $  148,446,162
Net realized gain (loss) on investments                                                 20,696,961          (1,501,667)
Net change in unrealized appreciation (depreciation) on investments                     (8,066,331)         47,320,048
                                                                                        ----------          ----------
Net increase (decrease) in net assets resulting from operations                         94,795,274         194,264,543
Net contributions (withdrawals) from partners                                          328,161,864         171,023,648
                                                                                       -----------         -----------
Total increase (decrease) in net assets                                                422,957,138         365,288,191
Net assets at beginning of period                                                    2,569,271,161       2,203,982,970
                                                                                     -------------       -------------
Net assets at end of period                                                         $2,992,228,299      $2,569,271,161
                                                                                    ==============      ==============

See accompanying notes to financial statements.


                                                    SEMIANNUAL REPORT -- 1998


Notes to Financial Statements

Government Income Portfolio
(Unaudited as to Nov. 30, 1998)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Government Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Government Income Portfolio seeks to provide a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $40,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

The Portfolio's accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independant pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put and call options on U.S. government securities. The Portfolio also may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's gross assets the same as owned securities. The Portfolio designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of Nov. 30, 1998, the Portfolio had entered into outstanding when-issued or forward-commitments of $749,626,199.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended Nov. 30, 1998, the Portfolio's custodian fees were reduced by $7,658 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $4,723,451,339 and $4,119,162,895, respectively, for the six months ended Nov. 30, 1998. For the same period, the portfolio turnover rate was 129%. Realized gains and losses are determined on an identified cost basis.


4. INTEREST RATE FUTURES CONTRACTS

As of Nov. 30, 1998, investments in securities included securities valued at $99,831,977 that were pledged as collateral to cover initial margin deposits on 5,939 open purchase contracts and 9,608 open sale contracts. The market value of the open purchase contracts at Nov. 30, 1998, was $861,878,509 with a net unrealized loss of $4,862,917. The market value of the open sale contracts at Nov. 30, 1998, was $1,199,243,173 with a net unrealized loss of $18,349,868. See
"Summary of significant accounting policies."


5. LENDING OF PORTFOLIO SECURITIES

As of Nov. 30, 1998, securities valued at $87,304,957 were on loan to brokers. For collateral, the Portfolio received $11,287,500 in cash and U.S. government securities valued at $79,721,822. Income from securities lending amounted to $547,868 for the year ended Nov. 30, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


6. OPTIONS CONTRACTS WRITTEN

Contracts and premium amounts associated with options contracts written are as follows:

                                                        Six months ended Nov. 30, 1998
                                    Puts                            Calls                       MBS Puts and Calls
                           Contracts       Premium          Contracts       Premium          Contracts        Premium
Balance May 31, 1998           2,146 $   4,017,648              2,380 $   3,811,781             12,000  $ 123,773,405
Opened                        28,300    38,288,411             27,320    43,042,817             36,750      1,058,984
Closed                       (17,656)  (23,121,024)           (13,558)  (22,531,561)           (12,000)  (123,773,404)
Exercised                     (4,831)   (7,585,873)            (2,263)   (3,418,658)            (4,250)       (19,922)
Expired                       (2,349)   (3,167,011)            (3,997)   (3,452,649)           (20,000)      (117,188)
                              ------    ----------             ------    ----------            -------       --------
Balance Nov. 30, 1998          5,610 $   8,432,151              9,882  $ 17,451,730             12,500$       921,875

See "Summary of significant accounting policies."

                                                     SEMIANNUAL REPORT -- 1998

Investments in Securities

Government Income Portfolio
Nov. 30, 1998 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (121.1%)
Issuer                                                         Coupon              Principal                   Value(a)
                                                                 rate                 amount

Govt Natl Mtge Assn (--%)
        08-20-19                                                11.00%              $206,773                   $231,585

Mortgage-backed securities (84.4%)
Federal Home Loan Mtge Corp
        08-01-00                                                 7.50              8,995,438                  9,078,800
        07-01-03                                                 6.50                 66,254                     66,658
        07-15-03                                                 5.75             30,750,000                 31,714,923
        01-15-08                                                 5.50             42,640,000(j)              43,234,419
        09-01-09                                                 6.50              5,339,549                  5,427,972
        03-01-10                                                 5.50             42,000,000                 41,383,125
        10-01-10                                                 7.00             13,842,502                 14,158,250
        01-01-13                                                 6.00             12,041,698                 12,072,216
        01-25-13                                                 6.25             39,000,000                 39,387,270
        11-01-23                                                 8.00             15,390,297                 15,976,975
        05-01-24                                                 7.50              5,897,236                  6,061,238
        07-01-24                                                 8.00              9,044,809                  9,366,986
        01-01-25                                                 9.00              7,901,348                  8,326,045
        06-01-25                                                 8.00             13,148,292                 13,604,406
        08-01-25                                                 8.00              2,973,642                  3,076,798
        02-01-26                                                 6.00             18,333,097                 18,109,616
        05-01-26                                                 9.00             19,135,662                 20,194,055
        12-01-27                                                 6.00            146,901,630                145,209,099
        01-01-28                                                 6.00              2,924,308                  2,887,754
        02-01-28                                                 6.00             17,992,026                 17,771,127
        08-01-28                                                 6.00             34,673,386                 34,239,969
        09-01-28                                                 6.00            143,411,987                141,622,589
        10-01-28                                                 6.00             13,831,200                 13,658,310
    Zero Coupon
        02-15-28                                                15.35            145,493,910(b)               1,636,807
    Collateralized Mtge Obligation
        08-15-03                                                 6.50             14,652,880                 14,969,037
        04-15-22                                                 8.50              9,150,000                 10,008,087
        11-15-22                                                 4.00             44,310,000                 41,424,958
        11-15-23                                                 4.00              8,940,984                  8,691,084
        11-18-25                                                 6.50             12,750,000                 12,910,321
        02-15-28                                                  .00              2,298,294                  1,597,314
    Interest Only
        01-01-20                                                10.00                193,308(f)                  37,379
    Principal Only
        09-15-03                                                 6.46              9,272,987(e)               8,505,042
        10-15-07                                                 8.47              2,868,277(e)               2,728,000
        05-15-08                                                 8.13              7,523,918(e)               6,880,858
        05-15-08                                                 7.14              7,628,336(e)               6,721,279
        03-15-09                                                 7.38              5,669,869(e)               5,358,912
        11-15-23                                                 7.86              6,272,778(e)               6,086,008
    Trust Series Z
        04-25-24                                                 8.25             29,818,998(d)              29,806,739
Federal Natl Mtge Assn
        12-01-99                                                 7.00              5,998,951                  6,058,582
        09-01-07                                                 8.50              3,611,662                  3,731,280
        02-15-08                                                 5.75             84,875,000                 87,621,325
        03-01-10                                                 5.50            162,660,000(j)             160,220,099
        03-01-10                                                 6.00            135,750,000(j)             135,877,265
        05-01-13                                                 6.00             63,029,608                 63,085,302
        06-01-13                                                 6.00             51,378,967                 51,424,367
        08-01-13                                                 6.00             82,734,969                 82,786,264
        09-01-13                                                 6.00             18,530,882                 18,547,256
        11-01-21                                                 8.00              2,954,034                  3,067,588
        05-01-22                                                 8.50              5,324,805                  5,611,014
        03-01-23                                                 9.00              2,044,837                  2,170,083
        04-01-23                                                 8.50              7,457,983                  7,854,151
        08-01-23                                                 8.50             17,013,955                 17,928,455
        08-25-23                                                 6.00             14,400,000                 14,192,015
        09-01-23                                                 6.50             45,043,868(h,i)            45,367,733
        09-01-23                                                 8.50             27,190,783                 28,669,418
        11-01-23                                                 6.00             10,885,218                 10,769,617
        12-01-23                                                 7.00             15,666,869                 15,999,790
        01-01-24                                                 6.50             16,663,442                 16,783,252
        06-01-24                                                 9.00              6,321,739                  6,712,928
        03-01-25                                                 6.00            208,500,000(j)             205,828,593
        06-01-25                                                 8.50              2,573,380                  2,693,196
        09-01-25                                                 6.50             19,339,552                 19,472,608
        09-01-25                                                 6.50              3,368,088(h,i)             3,391,260
        11-01-25                                                 6.50             22,967,924(h,i)            23,125,943
        12-01-25                                                 8.50              6,642,167                  6,949,367
        01-15-26                                                 5.50             41,000,000(j)              39,629,063
        02-01-26                                                 6.00                580,119                    572,688
        02-01-26                                                 8.00              2,827,617(h,i)             2,927,460
        04-01-26                                                 6.00                315,836                    311,790
        05-01-26                                                 7.50             18,896,756                 19,428,133
        02-01-27                                                 6.00              2,522,028                  2,488,939
        04-01-27                                                 6.00              5,759,879                  5,684,309
        04-01-27                                                 6.50             14,954,680                 15,057,568
        04-01-27                                                 7.00             11,194,309                 11,425,136
        09-01-27                                                 7.00              7,505,062                  7,659,816
        03-01-28                                                 6.00             23,006,912                 22,707,761
        04-01-28                                                 6.00            106,871,589                105,487,707
        05-01-28                                                 6.00              9,712,117                  9,586,320
        05-01-28                                                 6.50             22,409,942                 22,562,803
        07-01-28                                                 6.00              9,860,098                  9,732,384
        09-01-28                                                 6.00             96,169,908                 94,916,422
        10-01-28                                                 6.00             17,149,659                 16,924,655
        10-01-28                                                 6.50             18,914,481                 19,056,339
        10-01-28                                                 6.50             54,869,455                 55,280,976
    Collateralized Mtge Obligation
        06-25-05                                                 6.10             40,925,603                 41,014,411
        08-25-08                                                 6.00              1,372,733                  1,367,354
        09-25-08                                                 4.50             38,000,000                 36,259,581
        11-25-08                                                 5.50              5,517,709                  5,479,525
        10-25-10                                                 4.50              8,204,208                  8,010,507
        07-25-12                                                 7.00              2,868,264                  2,904,230
        01-25-19                                                 3.00             11,250,000                 10,929,375
        03-25-19                                                 5.75             37,973,624                 37,950,753
        07-18-19                                                 5.50             13,976,000                 13,812,815
        10-25-20                                                 9.00             11,666,000                 12,426,040
        03-25-21                                                 8.50             12,350,000                 13,064,010
        01-25-22                                                 5.75             10,000,000                  9,901,897
        01-25-24                                                 5.00              1,936,927                  1,927,864
        05-18-26                                                 5.00             17,000,000                 16,140,592
    Interest Only
        07-01-18                                                10.00              3,346,053(f)                 638,553
        08-01-18                                                 9.50                 71,077(f)                  13,588
        01-15-20                                                10.00              3,267,751(f)                 940,524
        09-25-20                                                 9.50              1,025,408(f)                 178,316
        01-25-21                                                10.50              8,126,116(f)               1,650,557
        11-25-21                                                 9.50              2,678,435(f)                 737,882
        02-25-22                                                 9.50                519,924(f)                 112,531
        02-25-22                                                10.00             19,299,644(f)               5,276,716
        05-25-22                                                10.00              6,323,426(f)               1,157,701
        07-25-22                                                 8.50             11,016,845(f)               1,959,410
        07-25-22                                                 9.50              5,566,727(f)               1,128,425
    Inverse Floater
        08-25-23                                                 8.08              4,979,808(g)               4,862,135
        03-25-24                                                 9.61              3,298,066(g)               3,307,186
    Principal Only
        06-25-21                                                12.57                426,430(e)                 350,731
Total                                                                                                     2,525,816,315

Other (3.8%)
California Infrastructure
    Pacific Gas & Electric
        09-25-05                                                 6.32             20,400,000                 21,128,280
    San Diego Gas & Electric
        03-25-03                                                 6.07              7,500,000                  7,613,175
        09-25-05                                                 6.19              6,000,000                  6,185,340
    San Diego Gas & Electric 1st Series 1997
        09-25-08                                                 6.31             25,000,000                 26,138,000
    Southern California Edison
        03-25-03                                                 6.17             13,895,000                 14,130,659
        09-25-08                                                 6.38             12,000,000                 12,591,240
Citibank Credit Card Master Trust I
    Series 1998-2 Cl A
        01-15-08                                                 6.05             15,000,000                 15,557,700
GMAC Commercial Mtge Securities
    Series 1997-C2 Cl A1
        12-15-04                                                 6.45              9,578,665                  9,872,251
Total                                                                                                       113,216,645

U.S. government obligations (32.9%)
Resolution Funding Corp
        10-15-19                                                 8.13              8,000,000                 10,514,946
    Zero Coupon
        04-15-02                                                 6.15             11,170,000(b)               9,489,438
        10-15-03                                                 6.36             16,000,000(b)              12,618,520
        04-15-06                                                 5.74              4,803,000(b)               3,317,693
        04-15-08                                                 5.88             21,250,000(b)              13,144,460
        07-15-08                                                 6.13             48,500,000(b)              29,618,455
        01-15-09                                                 5.76             24,173,000(b)              14,381,461
        07-15-09                                                 5.91             32,646,000(b)              18,687,586
        10-15-12                                                 8.04              8,400,000(b)               3,903,645
        04-15-17                                                 7.28             37,700,000(b)              13,473,565
        07-15-17                                                 7.28              6,650,000(b)               2,343,387
        01-15-18                                                 7.20              8,000,000(b)               2,736,232
        10-15-18                                                 7.87              7,500,000(b)               2,412,065
U.S. Treasury
        07-31-01                                                 6.63             17,000,000                 17,848,679
        08-31-01                                                 6.50              8,500,000(h,i)             8,906,908
        11-30-01                                                 5.88              6,000,000(h,i)             6,210,212
        04-30-02                                                 6.63             10,000,000                 10,613,158
        02-15-03                                                10.75             15,000,000                 18,399,467
        08-15-03                                                 5.75             18,500,000(c)              19,341,961
        05-15-04                                                12.38              7,000,000                  9,522,430
        08-15-05                                                 6.50              5,000,000                  5,506,115
        08-15-05                                                10.75              4,750,000(h,i)             6,353,620
        07-15-06                                                 7.00             35,750,000                 40,669,743
        10-15-06                                                 6.50             36,100,000                 40,006,045
        11-15-08                                                 4.75             42,000,000                 42,029,531
        08-15-19                                                 8.13            104,000,000(h,i)           140,012,225
        08-15-20                                                 8.75             49,000,000(h,i)            70,315,377
        05-15-21                                                 8.13             74,000,000                100,771,823
        08-15-21                                                 8.13            124,700,000                169,981,687
        08-15-23                                                 6.25             76,500,000(c,h,i)          86,099,985
        11-15-27                                                 6.13             10,000,000(c)              11,294,676
    Zero Coupon
        11-15-04                                                 5.65             33,000,000(b,h,i)          24,921,993
Collateralized Mtge Acceptance Corp
        12-15-30                                                 6.50             14,239,636                 14,664,974
Collateralized Mtge Securities Corp
        12-20-20                                                14.08              3,750,000                  3,803,816
Total                                                                                                       983,915,878

Total bonds
(Cost: $3,543,373,331)                                                                                   $3,623,180,423



Options purchased (--%)

Issuer                                          Shares            Exercise              Expiration             Value(a)
                                                                     price                    date

Put
U.S. Treasury Bond March 99                     59,500                $116               Dec. 1998              $18,594
U.S. Treasury Bond March 99                     42,500                 112               Feb. 1999              132,813
U.S. Treasury Bond March 99                    289,000                 125               Feb. 1999              225,767

Total options purchased
(Cost: $1,117,924)                                                                                             $377,174

Short-term securities (1.5%)
Issuer                                                     Annualized                 Amount                   Value(a)
                                                        yield on date             payable at
                                                          of purchase               maturity

U.S. government agencies (0.4%)
Federal Farm Credit Disc Nt
        12-02-98                                                 4.75%            $4,300,000                 $4,299,435
Federal Home Loan Bank Disc Nt
        12-11-98                                                 4.79              1,100,000                  1,098,546
Federal Home Loan Mtge Corp Disc Nts
        12-07-98                                                 5.00              1,700,000                  1,698,589
        12-10-98                                                 4.77                400,000                    399,525
        12-21-98                                                 4.83              3,200,000                  3,191,448
        12-22-98                                                 4.81              1,100,000                  1,096,920
Federal Natl Mtge Assn Disc Nt
        12-15-98                                                 5.00                500,000                    499,032
Total                                                                                                        12,283,495

Letter of credit (1.1%)
Student Loan Marketing Assn-
Nebraska Higher Education
        12-14-98                                                 4.86             32,700,000                 32,642,730

Total short-term securities
(Cost: $44,926,225)                                                                                         $44,926,225

Total investments in securities
(Cost: $3,589,417,480)(k)                                                                                $3,668,483,822



See accompanying notes to investments in securities.


                                                   SEMIANNUAL REPORT -- 1998

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Security is partially or fully on loan. See Note 4 to the financial statements.

(d) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(e) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of future cash flows.

(f) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity.
The principal amount shown is the notional amount of the underlying mortgages.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 1998. Inverse floaters in the aggregate represent 0.27% of the Portfolio's net assets as of Nov. 30, 1998.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):


Type of security                                  Notional amount

Purchase contracts
Eurodollar Dec. 1999                                  $56,900,000
Eurodollar March 2000                                  56,900,000
Eurodollar June 2000                                   56,900,000
Eurodollar Sept. 2000                                  61,100,000
U.S. Treasury Note Dec. 1998, 5-year notes            275,400,000
U.S. Treasury Note Dec. 1998, 10-year notes            83,700,000
U.S. Treasury Note Feb. 1999, 10-year notes             3,000,000

Sale contracts
U.S. Treasury Note Dec. 1998, 2-year notes            $12,600,000
U.S. Treasury Note Dec. 1998, 10-year notes           108,300,000
U.S. Treasury Note Feb. 1999, 5-year notes            198,900,000
U.S. Treasury Bond March 1999                         641,000,000


                                                   SEMIANNUAL REPORT -- 1998

(i) At Nov. 30, 1998, securities valued at $99,831,977 were held to cover open call options written as follows:


Issuer                                          Shares             Exercise              Expiration            Value(a)
                                                                      price                    date

U.S. Treasury Bond                             500,000                  $99               Dec. 1998            $359,375
U.S. Treasury Bond March 99                    195,500                  114               Feb. 1999           1,618,975
U.S. Treasury Bond March 99                     42,500                  119               Feb. 1999             670,701
U.S. Treasury Bond March 99                    221,000                  120               Feb. 1999           2,451,708
U.S. Treasury Bond March 99                     17,000                  128               Feb. 1999             345,312
U.S. Treasury Bond March 99                     17,000                  130               Feb. 1999             143,437
U.S. Treasury Bond March 99                    187,000                  126               Feb. 1999           8,544,372
U.S. Treasury Bond March 99                     34,000                  128               Feb. 1999           1,094,375
U.S. Treasury Bond March 99                    204,000                  130               Feb. 1999           4,398,750
U.S. Treasury Bond March 99                     70,200                  134               Feb. 1999             592,312
Total                                                                                                       $20,219,317

At Nov. 30, 1998, cash or short-term securities were designated to cover open put options written as follows:

Issuer                                          Shares             Exercise              Expiration            Value(a)
                                                                      price                    date

Federal Natl Mtge Assn                         750,000                  $97               Dec. 1998             $58,594
U.S. Treasury Bond March 99                     12,800                  112               Feb. 1999              56,000
U.S. Treasury Bond March 99                     38,200                  127               Feb. 1999             147,311
U.S. Treasury Bond March 99                    191,200                  126               Feb. 1999           1,881,197
U.S. Treasury Bond March 99                    127,500                  128               Feb. 1999           1,979,174
U.S. Treasury Bond March 99                      8,500                  118               Feb. 1999              71,719
U.S. Treasury Bond March 99                     42,500                  119               Feb. 1999             524,607
U.S. Treasury Bond March 99                      8,500                  128               Feb. 1999              37,187
U.S. Treasury Bond March 99                      8,500                  127               Feb. 1999              19,921
U.S. Treasury Bond March 99                    123,300                  128               Feb. 1999           2,023,458
Total                                                                                                        $6,799,168



(j) At Nov. 30, 1998, the cost of securities purchased, including interest purchased, on awhen-issued basis was $749,626,199.


(k) At Nov. 30, 1998, the cost of securities for federal income tax purposes was approximately $3,589,417,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation...........................................$93,937,822
Unrealized depreciation...........................................(14,871,000)

Net unrealized appreciation.......................................$79,066,822



                                                    SEMIANNUAL REPORT -- 1998

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